Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Summary of Property and Equipment

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Leasehold improvements	$34.4	$27.6
Property and equipment	18.1	15.2
Computer equipment and software	84.2	71.5

	136.7	114.3
Less accumulated depreciation and amortization	(100.6)	(91.7)

	36.1	22.6
Land	1.2	1.2

	$37.3	$23.8

Starz Business of Lions Gate Entertainment Corp
Property, Plant and Equipment [Line Items]
Summary of Property and Equipment

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Distribution equipment	$19.3	$19.1
Leasehold improvements	31.1	30.5
Furniture, fixtures and office equipment	4.4	5.0
Computer equipment	25.6	22.7
Capitalized software	114.1	102.2

	194.5	179.5
Less accumulated depreciation and amortization	(143.4)	(124.3)

	$51.1	$55.2